OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
OTHER ACCOUNTS RECEIVABLE

NOTE 8 - OTHER ACCOUNTS RECEIVABLE:

	December 31,	December 31,
	2023	2022

Advances to suppliers	$-	$918
Prepaid expenses	323	751
Government institutions	253	151
Other	84	750
Other accounts receivable	$660	$2,570

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)